SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2021 USD ($) segment $ / shares shares	Jun. 30, 2021 CNY (¥) segment shares	Jun. 30, 2021 GBP (£) segment shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 26, 2018 USD ($)
Product Information [Line Items]
Restricted cash	$ 609,402				$ 1,134,166
Number of operating segment | segment	1	1	1
Additional paid in capital	$ 6,845,394				$ 6,845,394
Marketing and advertising expenses	0			$ 498
Accrued interest and penalties	0			0
Interest and penalties	$ 0			$ 0
Weighted average ordinary shares - diluted | shares	11,675,216	11,675,216	11,675,216	11,640,820
Foreign currency transaction gain (loss)	$ (6,229)			$ 7,634
Financial services compensation scheme	117,700		£ 85,000
Maximum insured bank deposit	$ 77,400	¥ 500,000
Issuance of ordinary shares | shares	11,675,216				11,675,216
Underwriter's warrants outstanding | shares	126,082
Underwriter's warrants exercisable price | $ / shares	$ 6.25
Share price | $ / shares				$ 6.63
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
Product Information [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	49.00%				49.00%
Tianjin
Product Information [Line Items]
Percentage of agency revenue	62.00%	62.00%	62.00%	59.00%
Chengdu
Product Information [Line Items]
Percentage of agency revenue	38.00%	38.00%	38.00%	35.00%
Yangzhou
Product Information [Line Items]
Percentage of agency revenue	0.00%	0.00%	0.00%	2.00%
Suzhou
Product Information [Line Items]
Percentage of agency revenue	0.00%	0.00%	0.00%	4.00%
First Closing
Product Information [Line Items]
Total unprotected cash in bank				$ 2,169,531	$ 5,821,000
Second Closing
Product Information [Line Items]
Total unprotected cash in bank	$ 2,982,000				$ 0
IPO
Product Information [Line Items]
Deferred offering costs						$ 2,103,816
Consulting Services
Product Information [Line Items]
Revenue from contact with customers	$ 35,428			$ 48,957
Consulting Services | Major Customers | Net revenue
Product Information [Line Items]
Percentage of total revenue	1.30%	1.30%	1.30%	1.80%
Percentage of total revenues	98.70%	98.70%	98.70%	98.20%
Subsidiaries and Consolidated Variable Interest Entities
Product Information [Line Items]
Applicable value added tax rates	6.00%	6.00%	6.00%